MERCANTILE CAPITAL ADVISORS, INC.

Two Hopkins Plaza

Baltimore, MD 21201

August 25, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, DC 20549

Re:	Mercantile Absolute Return Fund LLC

Registration No. 811-21088

Ladies and Gentlemen:

We are filing via EDGAR, on behalf of Mercantile Absolute Return Fund LLC (“Registrant”), and pursuant to the Securities Exchange Act of 1934, as amended, Registrant’s issuer tender offer statement. This filing is being made to notify members of the Registrant of a repurchase offer to provide liquidity to members of the Registrant that hold Interests. The Registrant will mail the tender offer materials on or about August 25, 2006 to members of record.

In the event you have any questions concerning this filing, please feel free to call me at (410) 237-5106.

Sincerely,

/s/Jennifer E. Vollmer
Jennifer E. Vollmer
Secretary
Mercantile Absolute Return Fund LLC